Intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Gross Amount	$ 4,586	$ 4,138
Accumulated Amortization	3,630	3,437
Customer Value
Gross Amount	4,440	4,004
Accumulated Amortization	3,492	3,303
Trade name
Gross Amount	72	72
Accumulated Amortization	72	72
Non Compete
Gross Amount	74	62
Accumulated Amortization	$ 66	$ 62